245 Summer Street

Fidelity® Investments

Boston, MA 02210

May 1, 2023

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Variable Insurance Products Fund IV (the trust): File Nos. 002-84130 and 811-03759

Communication Services Portfolio

Consumer Discretionary Portfolio

Consumer Staples Portfolio

Energy Portfolio

Financials Portfolio

Health Care Portfolio

Industrials Portfolio

Materials Portfolio

Real Estate Portfolio

Technology Portfolio

Utilities Portfolio

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Margaret Carey

Margaret Carey

Secretary of the Trust